Significant Estimates And Judgments - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Feb. 01, 2017	Jan. 31, 2019	Jan. 31, 2018
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition		$ 163.6
Goodwill	$ 114.7	114.7	$ 114.7
Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition		$ 53.5
Pre-tax discount rate		10.90%
Growth rates on impairment		0.30%
Trademark [member]
Significant estimate and judgment [line items]
Intangible assets	136.0	$ 199.8	136.0
Trademark [member] | Bottom of range [member]
Significant estimate and judgment [line items]
Pre-tax discount rate		10.90%
Growth rates on impairment		0.00%
Trademark [member] | Top of range [member]
Significant estimate and judgment [line items]
Pre-tax discount rate		15.00%
Growth rates on impairment		1.30%
Ski-Doo [member]
Significant estimate and judgment [line items]
Intangible assets	63.5	$ 63.5	63.5
Sea-Doo [member]
Significant estimate and judgment [line items]
Intangible assets	59.1	59.1	59.1
Evinrude [member]
Significant estimate and judgment [line items]
Intangible assets	13.4	13.4	13.4
Alumacraft [member]
Significant estimate and judgment [line items]
Intangible assets		25.6
Manitou [member]
Significant estimate and judgment [line items]
Intangible assets		38.2
Bombardier Inc. [member] | Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	114.7	114.7	114.7
Bombardier Inc. [member] | Trademark [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition	$ 136.0	136.0	$ 136.0
Alumacraft and Triton [member] | Goodwill [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition		53.5
Alumacraft and Triton [member] | Trademark [member]
Significant estimate and judgment [line items]
Intangible assets and goodwill recorded as part of the business acquisition		63.5
Alumacraft [member]
Significant estimate and judgment [line items]
Goodwill		21.1
Triton [member]
Significant estimate and judgment [line items]
Goodwill		$ 32.4